Fair Value Measurements - Inputs Used (Details) $ in Millions		Dec. 31, 2025 USD ($) Basis_points rate	Dec. 31, 2024 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value	[1]	$ 50.5	$ 24.2
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value		121.8
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value		121.8
Total, Privately-held Investments		$ 172.3
Discounted cash flow | Commercial mortgage loans | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading, Measurement inputs		0.039
Discounted cash flow | Commercial mortgage loans | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading, Measurement inputs		0.120
Discounted cash flow | Commercial mortgage loans | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading, Measurement inputs		0.048
Discounted cash flow | Commercial mortgage loans | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value		$ 25.4
Discounted cash flow | Middle market loans | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading, Measurement inputs		0.070
Discounted cash flow | Middle market loans | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading, Measurement inputs		0.111
Discounted cash flow | Middle market loans | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading, Measurement inputs		0.081
Discounted cash flow | Middle market loans | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value		$ 24.1
Discounted cash flow | Asset-backed | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading, Measurement inputs		0.060
Available-for-Sale, Measurement input		0.041
Discounted cash flow | Asset-backed | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading, Measurement inputs		0.070
Available-for-Sale, Measurement input		0.041
Discounted cash flow | Asset-backed | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading, Measurement inputs		0.061
Available-for-Sale, Measurement input		0.041
Discounted cash flow | Asset-backed | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value		$ 67.5
Privately-held Investments, available for sale, at fair value		$ 16.3
Matrix pricing | Privately-held investments, global corporate securities | Minimum | Level 3 | WAL spread
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale, Measurement input | Basis_points		(13.0)
Matrix pricing | Privately-held investments, global corporate securities | Minimum | Level 3 | Capital size spread
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale, Measurement input | Basis_points		25.0
Matrix pricing | Privately-held investments, global corporate securities | Maximum | Level 3 | WAL spread
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale, Measurement input		8.1
Matrix pricing | Privately-held investments, global corporate securities | Maximum | Level 3 | Capital size spread
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale, Measurement input | Basis_points		25.0
Matrix pricing | Privately-held investments, global corporate securities | Weighted Average | Level 3 | WAL spread
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale, Measurement input		(2.9)
Matrix pricing | Privately-held investments, global corporate securities | Weighted Average | Level 3 | Capital size spread
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale, Measurement input | Basis_points		25.0
Matrix pricing | Privately-held investments, global corporate securities | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value		$ 34.2
Valuation Technique, Price of Comparable Business | Middle market loans | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading, Measurement inputs | rate		6.8
Valuation Technique, Price of Comparable Business | Middle market loans | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading, Measurement inputs | rate		6.8
Valuation Technique, Price of Comparable Business | Middle market loans | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading, Measurement inputs | rate		6.8
Valuation Technique, Price of Comparable Business | Middle market loans | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value		$ 4.8

[1]	Privately-held investments, trading at fair value include related party investments totaling $4.8 million (2024 — $73.6 million).